Income Tax (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Income Tax [abstract]
Schedule of Income Tax	Income taxes consist of the following:
	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Current tax expenses	$—	$178,287
Deferred tax expense	(31,380)	78,663
Income tax expense	$(31,380)	$256,950
Income tax consist of the following for the year ended March 31, 2023:
	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Current tax expenses	$387,407.00	$1,117,861
Deferred tax (benefit)/expense	135,640.00	(537,915)
Income tax expense	$523,047.00	$579,946

Schedule of Consolidated Statement of Comprehensive Income	Consolidated statement of comprehensive income
	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$(72,663)	$(253,425)
Total	$(72,663)	$(253,425)

Schedule of Other Comprehensive Income or Equity	The tax associated with such an item is also recognized in other comprehensive income or equity respectively.
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Accounting profit before tax	$(1,112,790)	$176,911
Less: Net loss of the Lytus BVI and non-taxable loss/(profit) of GHSI	(3,134,953)	(1,421,362)
Net Accounting profit	2,022,163	1,598,273
At Indian statutory income tax rate of 25.17%	508,979	402,286
Accelerated tax depreciation	(139,328)	537,958
Others mainly timing differences	8,038	—
Non-deductible expenses net	—	177,708
Exchange differences	9,718	(91)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$387,407	1,117,861

Schedule of Financial Statement	Reflected in the financial statement of financial position as follows:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Opening balance	$3,305,308	2,313,098
Acquired in business combination (Refer Note 23)	121,319	—
Current income tax accrual	387,407	$1,117,861
Adjustment on account of modification	(3,399,850)
Exchange rate difference	(15,010)	(103,837)
Taxes paid/adjustments	—	—
Reversed on deconsolidation of a subsidiary	—	(21,814)
Closing balance of current income taxes payables	$399,174	$3,305,308

Schedule of Deferred Tax	Deferred tax relates to the following temporary differences:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Deferred tax assets
Acquired in business combination	$—	$—
Accelerated depreciation on tangible and intangible assets	—	—
Temporary timing differences	(22,878)	22,878
Foreign currency translations of foreign subsidiary	126,624	103,746
Exchange rate difference	—	—
On change of rates from 22.88% to 25.17%	—	—
Total deferred tax assets	$103,746	$126,624

Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	$1,625,271	$1,599,108
Acquired in business combination	295,177	—
Temporary differences	9,929	—
On translations of foreign subsidiary operations	72,663	—
Reversed in deconsolidation/Modification of contracts	(1,533,644)	—
Exchange rate difference	8,963	(65,465)
Total deferred tax liabilities	$478,359	$1,533,643

Schedule of Reconciliation of Deferred Tax (Liabilities)/Asset Net	Reconciliation of deferred tax (liabilities)/asset net:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Opening balance	$(1,407,020)	$(1,689,279)
Tax expense during the period recognised in profit & loss	(135,640)	537,958
Exchange rate difference	(37,613)	73,149
Tax expenses during the period recognised in other comprehensive income	72,663	(253,425)
Temporary timing differences	(9,929)	—
Reversed on deconsolidation of a subsidiary	1,510,767	(75,423)
Acquired in business combination	(295,177)	—
Total deferred tax (liabilities)/assets net	$(374,613)	$(1,407,020)